Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Nov. 01, 2011	Jun. 30, 2010
Entity Registrant Name	COMMERCIAL NATIONAL FINANCIAL CORP /PA
Entity Central Index Key	0000866054
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 37,375,044
Entity Common Stock, Shares Outstanding		2,860,953
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011